UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Antipodean Advisors LLC

Address:   499 Park Avenue
           10th Floor
           New York, NY 10022


13F File Number: 028-14220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Johnson
Title:  Chief Financial Officer
Phone:  212-339-5202


Signature, Place and Date of Signing:

/s/ Kevin Johnson               New York, New York         August 15, 2011
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total: $338,200
                                        (thousands)


List of Other Managers Reporting for this Manager:

No.     Form 13F File Number             Name
---     --------------------             ----
1             028-14222            Antipodean Domestic Partners, LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8

                                 TITLE                   VALUE     SHRS OR  SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP    (X1000)   PRN AMT  PRN CALL    DISCRETION     MNGRS   SOLE     SHARED  NONE
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -  G0457F107  14,447    685,000  SH        SHARED-DEFINED    1       685,000
BAIDU INC                     SPON ADR REP A  056752108  21,580    154,000  SH        SHARED-DEFINED    1       154,000
BIOGEN IDEC INC               COM             09062X103  26,783    250,500  SH        SHARED-DEFINED    1       250,500
CARTER INC                    COM             146229109   7,693    250,082  SH        SHARED-DEFINED    1       250,082
CITIGROUP INC                 COM NEW         172967424  17,322    416,000  SH        SHARED-DEFINED    1       416,000
DAVITA INC                    COM             23918K108  30,816    355,800  SH        SHARED-DEFINED    1       355,800
ENTROPIC COMMUNICATIONS INC   COM             29384R105   8,668    975,000  SH        SHARED-DEFINED    1       975,000
EXPRESS SCRIPTS INC           COM             302182100   3,563     66,000  SH        SHARED-DEFINED    1        66,000
GRIFOLS S A                   SPONSORED ADR   398438309   4,506    600,000  SH        SHARED-DEFINED    1       600,000
HUMANA INC                    COM             444859102  23,719    294,500  SH        SHARED-DEFINED    1       294,500
LAUDER ESTEE COS INC          CL A            518439104  33,503    318,500  SH        SHARED-DEFINED    1       318,500
MEDNAX INC                    COM             58502B106  29,853    413,538  SH        SHARED-DEFINED    1       413,538
NORDION INC                   COM             65563C105   9,680    884,000  SH        SHARED-DEFINED    1       884,000
ONCOTHYREON INC               COM             682324108   6,065    660,000  SH        SHARED-DEFINED    1       660,000
RUBICON TECHNOLOGY INC        COM             78112T107   1,686    100,000  SH        SHARED-DEFINED    1       100,000
SHERWIN WILLIAMS CO           COM             824348106  10,358    123,500  SH        SHARED-DEFINED    1       123,500
VALEANT PHARMACEUTICALS INTL  COM             91911K102  86,150  1,658,000  SH        SHARED-DEFINED    1     1,658,000
ZAGG INCORPORATED             COM             98884U108   1,809    135,000  SH        SHARED-DEFINED    1       135,000




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